Pensions and Other Post-employment Benefit Obligations - Summary of Benefit Payments Expected Paid Either by Pension Funds or Directly to Beneficiaries (Detail) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Statement of financial position [abstract]
2019	€ 53
2020	49
2021	52
2022	54
2023	56
2024 to 2028	€ 290